Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees
Future minimum payments under
non-cancelable
agreements for property management fees consist of the following as of September 30, 2020:

	RMB	US$
2020	2,378	350
2021	23,138	3,408
2022	23,667	3,486
2023	17,479	2,574
2024 and thereafter	41,225	6,072

	107,887	15,890

Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights and produced content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of September 30, 2020:

	RMB	US$
2020	6,107,029	899,468
2021	7,743,333	1,140,470
2022	3,755,818	553,172
2023	1,734,388	255,448
2024 and thereafter	1,267,381	186,666

	20,607,949	3,035,224